Note 10 - Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
10.	Property, plant and equipment

	Automotive equipment	Furniture and fixtures and other	Computer hardware	Computer software	Geological library	Field equipment	Mill equipment	Total
	$	$	$	$	$	$	$	$
Cost
December 31, 2016	146,569	135,064	231,451	185,263	51,760	245,647	-	995,754
Additions	-	19,029	15,748	4,300	-	66,045	199,952	305,074
Disposals	(36,529)	-	-	-	-	-	-	(36,529)
December 31, 2017	110,040	154,093	247,199	189,563	51,760	311,692	199,952	1,264,299

Accumulated depreciation
December 31, 2016	144,559	131,569	204,742	155,024	48,766	213,842	-	898,502
Disposals	(34,769)	-	-	-	-	-	-	(34,769)
Depreciation	250	2,915	8,960	9,187	600	6,362	-	28,274
December 31, 2017	110,040	134,484	213,702	164,211	49,366	220,204	-	892,007

Carrying amounts
December 31, 2016	2,010	3,495	26,709	30,239	2,994	31,805	-	97,252
December 31, 2017	-	19,609	33,497	25,352	2,394	91,488	199,952	372,292

During the year ended
December 31, 2017,
the Company disposed property, plant and equipment for
$Nil
proceeds and recorded a loss on disposal of property, plant and equipment of
$1,760.

The Company has acquired containers to begin a mobilization plan to move the Rock Creek mill (Note
9
) from Nome, Alaska to Mexico. As at
December 31, 2017,
container costs of
$199,952
are recorded in property, plant and equipment and will be depreciated when the mill equipment is in the condition and location ready for use.

	Automotive equipment	Furniture and fixtures and other	Computer hardware	Computer software	Geological library	Field equipment	Total
	$	$	$	$	$	$	$
Cost
December 31, 2015	174,462	135,064	218,166	176,010	51,760	245,647	1,001,109
Additions	-	-	13,285	9,253	-	-	22,538
Disposals	(27,893)	-	-	-	-	-	(27,893)
December 31, 2016	146,569	135,064	231,451	185,263	51,760	245,647	995,754

Accumulated depreciation
December 31, 2015	167,604	130,695	198,221	144,943	48,018	205,890	895,371
Disposals	(23,908)	-	-	-	-	-	(23,908)
Depreciation	863	874	6,521	10,081	748	7,952	27,039
December 31, 2016	144,559	131,569	204,742	155,024	48,766	213,842	898,502

Carrying amounts
December 31, 2015	6,858	4,369	19,945	31,067	3,742	39,757	105,738
December 31, 2016	2,010	3,495	26,709	30,239	2,994	31,805	97,252

During the year ended
December 31, 2016,
the Company disposed property, plant and equipment for
$Nil
proceeds and recorded a loss on disposal of property, plant and equipment of
$3,985
in the consolidated statements of comprehensive loss.